SCHEDULE OF STOCK OPTION TRANSACTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Shares, Outstanding at End of Year	7,616,200	6,741,200
Weighted-Average Exercise Price, Outstanding at End of Year	$ 0.73	$ 0.78
Shares, Granted	2,500,000	695,000
Weighted-Average Exercise Price, Granted	$ 0.37	$ 0.28
Shares, Exercised	(1,270,000)
Weighted-Average Exercise Price, Exercised	$ 0.16
Shares, Exercised	1,270,000
Shares, Forfeited or Canceled	(355,000)
Weighted-Average Exercise Price, Forfeited or Canceled	$ 1.12
Shares, Forfeited or Canceled	355,000
Shares, Options Exercisable at Year-End	7,616,200	6,741,200
Weighted-Average Exercise Price, Options Exercisable at Year-End	$ 0.73	$ 0.78
Weighted-Average Fair Value of Options Granted During the Period	$ 0.25	$ 0.20
Shares, Outstanding at Beginning of Year	6,741,200	6,046,200
Weighted-Average Exercise Price, Outstanding at Beginning of Year	$ 0.78	$ 0.83
Shares, Outstanding at End of Year	7,616,200	6,741,200
Weighted-Average Exercise Price, Outstanding at End of Year	$ 0.73	$ 0.78
Shares, Options Exercisable at End of Year	7,616,200	6,741,200
Weighted-Average Exercise Price, Options Exercisable at End of Year	$ 0.73	$ 0.78